Label	Element	Value
Former CEO [Member]
payments received from former management net of portions paid to class action members	tyc_Paymentsreceivedfromformermanagementnetofportionspaidtoclassactionmembers	$ 2,000,000
Portion of settlement to be paid to class action members	tyc_Portionofsettlementtobepaidtoclassactionmembers	2,000,000
Payments received from former management	tyc_Paymentsreceivedfromformermanagement	4,000,000
Former CEO [Member] | Remaining Legacy Matters [Member]
Legacy Legal Matters Reversal	tyc_LegacyLegalMattersReversal	92,000,000
Gain (Loss) Related to Litigation Settlement	us-gaap_GainLossRelatedToLitigationSettlement	6,000,000
Former CFO [Member]
payments received from former management net of portions paid to class action members	tyc_Paymentsreceivedfromformermanagementnetofportionspaidtoclassactionmembers	7,000,000
Portion of settlement to be paid to class action members	tyc_Portionofsettlementtobepaidtoclassactionmembers	5,000,000
Payments received from former management	tyc_Paymentsreceivedfromformermanagement	$ 12,000,000
Former Electronics Subsidiary [Member] | Tax Sharing Agreement 2007 [Member]
Tax Liability Sharing Percent Per Tax Sharing Agreement	tyc_TaxLiabilitySharingPercentPerTaxSharingAgreement	31.00%
Former Healthcare Subsidiary [Member] | Tax Sharing Agreement 2007 [Member]
Tax Liability Sharing Percent Per Tax Sharing Agreement	tyc_TaxLiabilitySharingPercentPerTaxSharingAgreement	42.00%
Tyco International [Member] | Tax Sharing Agreement 2007 [Member]
Tax Liability Sharing Percent Per Tax Sharing Agreement	tyc_TaxLiabilitySharingPercentPerTaxSharingAgreement	27.00%